SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2014	Dec. 31, 2008
Share options
Incremental compensation expenses	$ 1,382	$ 3,606	$ 2,060
Nonvested shares.
Share options
Nonvested shares granted	1,275,200
2008 Plan
Share options
Capital shares reserved for future issuance				11,344,444	4,444,444
2008 Plan | Share options.
Share options
Shares options granted	80,000	3,000,000
Exercise price of shares options granted (in dollars per share)	$ 0.40	$ 0.40
Incremental share-based compensation expense	$ 425
Incremental compensation expenses	429	$ 1,689	$ 66
Unrecognized incremental compensation cost	$ 0
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)	1.56%	0.12%
Exercise multiple	2.8	2.8
Expected volatility (as a percent)	79.50%	91.30%
Expected dividend yield (as a percent)	0.00%	0.00%
Fair value of ordinary shares (in dollars per share)	$ 0.45	$ 0.935
Expected terms (in years)	10 years	1 year	0 years
2008 Plan | Share options. | Share-based Payment Arrangement, Employee [Member]
Share options
Shares options granted	80,000
Exercise price of shares options granted (in dollars per share)	$ 0.40
2008 Plan | Nonvested shares.
Share options
Nonvested shares granted	1,335,200	4,601,000	1,829,000
Incremental compensation expenses	$ 953	$ 1,917	$ 1,995
Weighted-average period of recognition of unrecognized compensation cost	7 months 2 days
2019 Plan
Share options
Shares authorized to grant			2,867,382
Additional shares authorized to issue			10,667,382